Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of June 30, 2024, and December 31, 2023, are as follows:

	Balance as of June 30, 2024		Balance as of December 31, 2023
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	70,202	16,351	60,102	29,163
Foreign exchange derivatives instruments	2,378	-	1,595	-
Notes conversion option (Note 15)	-	-	-	794
Total	72,580	16,351	61,697	29,957